Borrowings - Additional information (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 16, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Accounting loss	$ 123
Borrowing costs capitalised	$ 50	$ 275	$ 416
Oyu Tolgoi LLC
Disclosure of detailed information about borrowings [Line Items]
Deferral of the principal repayments (in years)	3 years
Extension of final maturity date (in years)	5 years